STOCK BASED COMPENSATION (Details - Option Activity) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Options oustanding, beginning balance		2,738,820
Weighted average exercise price, beginning balance		$ 1.94
Weighted average remaining contractual life		7 years 8 months 12 days	8 years 4 months 24 days
Aggregate intrinsic value of unexercised options, beginning balance		$ 0
Options oustanding, granted	0	0
Weighted average exercise price, granted		$ 0
Options oustanding, exercised		$ 0
Weighted average exercise price, exercised		$ 0
Options oustanding, forfeited/expired		0
Weighted average exercise price, forfeited/expired		$ 0
Options oustanding, ending balance	2,738,820	2,738,820	2,738,820
Weighted average exercise price, ending balance	$ 1.94	$ 1.94	$ 1.94
Aggregate intrinsic value of unexercised options, ending balance	$ 0	$ 0	$ 0
Options oustanding, exercisable	2,339,176	2,339,176	2,169,088
Weighted average exercise price, exercisable	$ 1.90	$ 1.90	$ 1.87
Weighted average remaining contractual life, exercisable			8 years 3 months 18 days
Aggregate intrinsic value of unexercised options, exercisable	$ 0	$ 0	$ 0
Weighted average remaining contractual life, exercisable		7 years 7 months 6 days